Corrections to Previously Issued Consolidated Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Corrections to Previously Issued Consolidated Financial Statements [Abstract]
Schedule of corrections and consolidated financial statements
	As of and for the Period Ended June 30, 2016
ITEMS	Previously Reported	Adjustments	Restated

Consolidated Statements of Balance Sheets
Prepayment	3,500,000	(3,500,000)	-
Due to related party	-	6,500,000	6,500,000
Accumulated deficit	(669,207)	(10,000,000)	(10,669,207)

Consolidated Statements of Operations and Comprehensive Loss
For the nine months ended June 30, 2016
Research and development expenses	-	10,000,000	10,000,000
Net Loss	(352,796)	(10,000,000)	(10,352,796)
Basic and diluted loss per share	(0.00)	(0.05)	(0.05)

Consolidated Statements of Cash Flow
Net loss from operating activities	(353,605)	(10,000,000)	(10,353,605)
Issuance of common stock for compensation	-	897,521	897,521
(Increase) decreases in prepayment	(3,496,185)	3,500,000	3,815
(Increase) decrease in due from related party	350,000	(350,000)	-
Increase (decrease) in due to related party	(22,517)	6,500,000	6,477,483
Increase (decrease) in due to shareholder	(46,586)	46,586	-
Net cash used in operating activities	(3,857,447)	594,107	(3,263,340)

(Increase) decrease in due to shareholder	-	(46,586)	(46,586)
Proceeds from subscription receivable	-	350,000	350,000
Proceeds from issuance of common stock	897,521	(897,521)	-
Net cash used in financing activities	2,947,521	(594,107)	(2,353,414)

Schedule of adjustments on previously reported consolidated financial statements
	Previously Reported on Form 10K	Adjustments No.1	Adjustments No.2	Restated

Consolidated Balance Sheet
As of September 30, 2016
Due to related party	-	6,500,000	-	6,500,000
Total Liabilities	56,470	6,500,000	-	6,556,470
Additional paid-in capital	4,733,401	-	60	4,733,461
Accumulated deficit	(4,823,401)	(6,500,000)	-	(11,323,401)
Total equity (deficit)	120,882	(6,500,000)	-	(6,379,118)

Consolidated Statements of Operations and Comprehensive Loss
For the year ended September 30, 2016
Selling, general and administrative expenses	4,497,263	(3,500,060)	60	997,263
Research and development expenses	-	10,000,000	-	10,000,000
Net loss from operations	(4,497,295)	(6,499,940)	(60)	(10,997,295)
Loss from continuing operations before income taxes	(4,506,963)	(6,499,940)	(60)	(11,006,963)
Net Loss	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Basic and diluted loss per share	(0.00)	(0.06)	(0.00)	(0.06)
Consolidated Statements of Cash Flow
For the year ended September 30, 2016
Net loss from continuing operations	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Issuance of common stock for compensation	1,295,324	(60)	60	1,295,324
(Decrease) increase in due to related party	(22,517)	6,500,000		6,477,483

Consolidated Statements of Cash Flow
For the year ended September 30, 2015
Net cash used in operating activities	(517)	-	(198)	(715)

ITEMS	Previously Reported on Form 10K	Adjustments No.1	Adjustments No.2	Restated

Consolidated Balance Sheet
As of September 30, 2016
Due to related party	-	6,500,000	-	6,500,000
Total Liabilities	56,470	6,500,000	-	6,556,470
Additional paid-in capital	4,733,401	-	60	4,733,461
Accumulated deficit	(4,823,401)	(6,500,000)	-	(11,323,401)
Total equity (deficit)	120,882	(6,500,000)	-	(6,379,118)

Consolidated Statements of Operations and Comprehensive Loss
For the year ended September 30, 2016
Selling, general and administrative expenses	4,497,263	(3,500,060)	60	997,263
Research and development expenses	-	10,000,000	-	10,000,000
Net loss from operations	(4,497,295)	(6,499,940)	(60)	(10,997,295)
Loss from continuing operations before income taxes	(4,506,963)	(6,499,940)	(60)	(11,006,963)
Net Loss	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Basic and diluted loss per share	(0.00)	(0.06)	(0.00)	(0.06)

Consolidated Statements of Cash Flow For the year ended September 30, 2016
Net loss from continuing operations	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Issuance of common stock for compensation	1,295,324	(60)	60	1,295,324
(Decrease) increase in due to related party	(22,517)	6,500,000		6,477,483

Consolidated Statements of Cash Flow
For the year ended September 30, 2015
Net cash used in operating activities	(517)	-	(198)	(715)